Segment reporting (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting (Details Text) [Abstract]
Revenue arising, customers located abroad	0.90%	1.40%	0.40%
Number of external members in chief operating decision maker	2